PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepayments and Other Current Assets

	As of December 31,
	2012	2013
	RMB	RMB
Value-added tax deductible	209,695,401	463,771,911
Prepayment for share repurchase	25,963,848	25,173,532
Employee advances	13,660,674	10,357,581
Prepayment for income tax	6,390,847	5,992,644
Deposits for customs duty, rental and open bidding for solar projects	46,450,079	50,614,427
Receivable from insurance company	81,388,706	24,359
Prepaid insurance premium, rent, and others	18,040,237	21,608,096
Others	11,741,001	14,311,425
Total	413,330,793	591,853,975